Supplemental Schedule of Reinsurance (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct Premiums, Life Insurance in Force	$ 77,000,000	$ 76,000,000	$ 76,000,000
Ceded Premiums, Life Insurance in Force	36,830,000,000	38,048,000,000	39,987,000,000
Assumed Premiums, Life Insurance in Force	2,889,804,000,000	2,927,573,000,000	2,664,353,000,000
Premiums, Net, Life Insurance in Force	2,853,051,000,000	2,889,601,000,000	2,624,442,000,000
Life Insurance in Force Premiums, Percentage Assumed to Net	101.30%	101.30%	101.50%
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	8,254,027,000	7,906,596,000	7,335,687,000
US Traditional Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	5,200,000	3,800,000	2,600,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	146,200,000	152,100,000	144,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	4,704,400,000	4,491,200,000	4,151,200,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	4,563,400,000	4,342,900,000	4,008,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	103.10%	103.40%	103.50%
US Non-Traditional Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	44,700,000	50,500,000	52,300,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	67,200,000	64,600,000	65,500,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	22,500,000	14,100,000	13,200,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	298.70%	458.20%	496.20%
Canada Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	54,200,000	52,900,000	104,800,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	1,016,500,000	968,600,000	940,100,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	962,300,000	915,700,000	835,300,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	105.60%	105.80%	112.60%
Europe And South Africa Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	25,800,000	26,200,000	29,700,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	1,246,600,000	1,241,400,000	1,139,600,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	1,220,800,000	1,215,200,000	1,109,900,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	102.10%	102.20%	102.70%
Asia Pacific Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	48,500,000	44,300,000	36,800,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	1,533,700,000	1,453,800,000	1,396,500,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	1,485,200,000	1,409,500,000	1,359,700,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	103.30%	103.10%	102.70%
Corporate And Other Segment Reporting Information [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	0	0	0
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	(200,000)	9,200,000	8,700,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	(200,000)	9,200,000	8,700,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	100.00%	100.00%	100.00%
Total Premiums [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance Premiums for Insurance Companies, by Product Segment, Gross Amount	5,200,000	3,800,000	2,600,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Ceded to Other Companies	319,400,000	326,000,000	368,500,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Amount Assumed from Other Companies	8,568,200,000	8,228,800,000	7,701,600,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount	$ 8,254,000,000	$ 7,906,600,000	$ 7,335,700,000
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of Amount Assumed to Net	103.80%	104.10%	105.00%